Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Health Care Portfolio
November 30, 2023
HEA-NPRT3-0124
1.810696.119
Common Stocks - 98.3%
	Shares	Value ($)
Biotechnology - 16.9%
Biotechnology - 16.9%
Acelyrin, Inc. (a)	900,000	6,048,000
Allogene Therapeutics, Inc. (a)(b)	4,000,000	9,400,000
Alnylam Pharmaceuticals, Inc. (b)	130,000	21,872,500
Ambrx Biopharma, Inc.	354,700	4,093,238
Amgen, Inc.	100,000	26,964,000
Arcellx, Inc. (b)	450,000	23,638,500
Arcus Biosciences, Inc. (b)	600,000	9,036,000
Arcutis Biotherapeutics, Inc. (a)(b)	881,188	1,621,386
Argenx SE ADR (b)	320,000	144,195,200
Ascendis Pharma A/S sponsored ADR (b)	900,000	90,387,000
Avidity Biosciences, Inc. (b)	1,000,000	7,810,000
Blueprint Medicines Corp. (b)	720,000	50,140,800
Cargo Therapeutics, Inc. (a)	901,430	13,476,379
Caris Life Sciences, Inc. (b)(c)(d)	1,420,479	4,673,376
Celldex Therapeutics, Inc. (b)	700,000	21,147,000
Cerevel Therapeutics Holdings (b)	1,186,322	30,761,329
Cytokinetics, Inc. (a)(b)	1,750,000	58,590,000
Janux Therapeutics, Inc. (b)	500,000	4,365,000
Karuna Therapeutics, Inc. (b)	280,000	53,538,800
Keros Therapeutics, Inc. (b)	500,000	15,170,000
Legend Biotech Corp. ADR (b)	1,400,000	85,148,000
Morphic Holding, Inc. (b)	400,000	9,480,000
Nuvalent, Inc. Class A (b)	633,600	41,418,432
Poseida Therapeutics, Inc. (b)	2,057,013	5,492,225
Regeneron Pharmaceuticals, Inc. (b)	380,000	313,047,800
Repligen Corp. (a)(b)	122,000	19,184,500
Vaxcyte, Inc. (b)	1,400,000	72,478,000
Vertex Pharmaceuticals, Inc. (b)	45,000	15,966,450
Viridian Therapeutics, Inc. (c)	967,729	16,199,783
Xencor, Inc. (b)	1,370,885	25,142,031
Xenon Pharmaceuticals, Inc. (b)	800,000	29,264,000
Zentalis Pharmaceuticals, Inc. (b)	900,000	10,125,000
		1,239,874,729
Health Care Equipment & Supplies - 20.3%
Health Care Equipment - 20.1%
Boston Scientific Corp. (b)	12,000,000	670,680,000
Edwards Lifesciences Corp. (b)	690,000	46,719,900
Glaukos Corp. (b)	950,000	60,695,500
Inspire Medical Systems, Inc. (b)	500,000	72,655,000
Insulet Corp. (b)	600,000	113,454,000
Intuitive Surgical, Inc. (b)	75,000	23,313,000
Masimo Corp. (b)	900,000	84,384,000
Outset Medical, Inc. (a)(b)	1,000,000	5,240,000
Penumbra, Inc. (b)	1,220,000	270,949,800
PROCEPT BioRobotics Corp. (a)(b)	649,500	24,076,965
Stryker Corp.	325,000	96,307,250
Tandem Diabetes Care, Inc. (b)	280,000	5,667,200
		1,474,142,615
Health Care Supplies - 0.2%
ICU Medical, Inc. (b)	80,000	7,020,800
Lantheus Holdings, Inc. (b)	156,035	11,175,227
		18,196,027
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		1,492,338,642
Health Care Providers & Services - 29.8%
Health Care Facilities - 2.4%
Acadia Healthcare Co., Inc. (b)	860,000	62,771,400
Surgery Partners, Inc. (b)	3,500,000	114,625,000
		177,396,400
Health Care Services - 11.3%
agilon health, Inc. (a)(b)	11,515,300	122,292,486
Cigna Group	1,280,000	336,486,400
CVS Health Corp.	3,800,000	258,210,000
LifeStance Health Group, Inc. (b)	6,312,311	43,365,577
Privia Health Group, Inc. (b)	3,410,000	70,450,600
		830,805,063
Managed Health Care - 16.1%
Alignment Healthcare, Inc. (b)	3,800,000	28,500,000
Centene Corp. (b)	2,328,198	171,541,629
Elevance Health, Inc.	118,000	56,579,820
Humana, Inc.	108,000	52,364,880
Molina Healthcare, Inc. (b)	130,000	47,522,800
UnitedHealth Group, Inc.	1,500,000	829,455,001
		1,185,964,130
TOTAL HEALTH CARE PROVIDERS & SERVICES		2,194,165,593
Health Care Technology - 1.4%
Health Care Technology - 1.4%
Evolent Health, Inc. (b)	670,000	18,626,000
Evolent Health, Inc.	1,178,600	32,765,080
Phreesia, Inc. (b)	1,000,000	15,410,000
Veeva Systems, Inc. Class A (b)	208,000	36,256,480
		103,057,560
Life Sciences Tools & Services - 16.2%
Life Sciences Tools & Services - 16.2%
10X Genomics, Inc. (b)	1,861,877	81,028,887
10X Genomics, Inc. Class B (b)(e)	500,000	21,760,000
Bruker Corp.	1,100,000	71,599,000
Danaher Corp.	2,360,000	527,011,600
IQVIA Holdings, Inc. (b)	428,000	91,634,800
Lonza Group AG	67,000	25,937,116
Thermo Fisher Scientific, Inc.	705,000	349,510,800
West Pharmaceutical Services, Inc.	56,000	19,642,560
		1,188,124,763
Pharmaceuticals - 13.7%
Pharmaceuticals - 13.7%
AstraZeneca PLC (United Kingdom)	960,000	123,558,145
Eli Lilly & Co.	1,000,000	591,040,000
Enliven Therapeutics, Inc. (b)	400,000	4,504,000
Merck & Co., Inc.	1,560,000	159,868,800
Pharvaris BV (b)	620,000	10,670,200
Royalty Pharma PLC	2,350,000	63,614,500
Structure Therapeutics, Inc. (c)	400,161	7,428,321
Structure Therapeutics, Inc. ADR	315,500	17,570,195
UCB SA	330,000	24,368,467
Verona Pharma PLC ADR (b)	600,000	8,112,000
		1,010,734,628
TOTAL COMMON STOCKS (Cost $4,915,690,683)		7,228,295,915

Preferred Stocks - 1.2%
	Shares	Value ($)
Convertible Preferred Stocks - 1.1%
Biotechnology - 0.6%
Biotechnology - 0.6%
Asimov, Inc. Series B (b)(c)(d)	101,438	4,254,310
Caris Life Sciences, Inc. Series D (b)(c)(d)	3,206,021	10,547,809
Cleerly, Inc. Series C (b)(c)(d)	1,285,367	13,830,549
Element Biosciences, Inc. Series C (b)(c)(d)	572,265	8,005,987
ElevateBio LLC Series C (b)(c)(d)	254,900	767,249
Inscripta, Inc. Series E (b)(c)(d)	1,282,228	4,218,530
		41,624,434
Financial Services - 0.1%
Specialized Finance - 0.1%
Saluda Medical, Inc. Series E (c)(d)	1,155,359	8,988,693

Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
dMed Biopharmaceutical Co. Ltd. Series C (b)(c)(d)	380,451	2,244,661

Health Care Technology - 0.3%
Health Care Technology - 0.3%
Aledade, Inc.:
Series B1(b)(c)(d)	201,220	9,529,779
Series E1(b)(c)(d)	56,664	2,683,607
Omada Health, Inc. Series E (b)(c)(d)	2,153,073	8,353,923
Wugen, Inc. Series B (b)(c)(d)	454,342	2,421,643
		22,988,952
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Galvanize Therapeutics Series B (b)(c)(d)	3,696,429	5,138,036

TOTAL CONVERTIBLE PREFERRED STOCKS		80,984,776
Nonconvertible Preferred Stocks - 0.1%
Financial Services - 0.1%
Diversified Financial Services - 0.1%
Thriveworks TopCo LLC Series B (b)(c)(d)(f)	473,270	5,499,397

TOTAL PREFERRED STOCKS (Cost $136,392,872)		86,484,173

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (g)	1,073,130	1,073,344
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	147,529,398	147,544,151
TOTAL MONEY MARKET FUNDS (Cost $148,615,745)		148,617,495

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $5,200,699,300)	7,463,397,583
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(113,533,178)
NET ASSETS - 100.0%	7,349,864,405

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $114,785,653 or 1.6% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,760,000 or 0.3% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series B1	5/07/21	7,704,855

Aledade, Inc. Series E1	5/20/22	2,822,683

Asimov, Inc. Series B	10/29/21	9,401,345

Caris Life Sciences, Inc.	10/06/22	7,954,682

Caris Life Sciences, Inc. Series D	5/11/21	25,968,770

Cleerly, Inc. Series C	7/08/22	15,142,394

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	5,403,602

Element Biosciences, Inc. Series C	6/21/21	11,763,880

ElevateBio LLC Series C	3/09/21	1,069,306

Galvanize Therapeutics Series B	3/29/22	6,399,572

Inscripta, Inc. Series E	3/30/21	11,322,073

Omada Health, Inc. Series E	12/22/21	12,908,103

Saluda Medical, Inc. Series E	4/06/23	9,328,137

Structure Therapeutics, Inc.	9/29/23	4,998,011

Thriveworks TopCo LLC Series B	7/23/21 - 2/25/22	13,634,775

Viridian Therapeutics, Inc.	10/30/23	11,980,485

Wugen, Inc. Series B	7/09/21	3,523,377

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	-	953,412,795	952,339,451	1,219,286	-	-	1,073,344	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	189,954,325	701,578,282	743,988,456	515,053	-	-	147,544,151	0.6%
Total	189,954,325	1,654,991,077	1,696,327,907	1,734,339	-	-	148,617,495

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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